Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

          Harbor International & Global Funds

               Supplement to Prospectus dated March 1, 2011

Harbor Global Value Fund

The following replaces the information contained on page 7 of the current prospectus with respect to Harbor Global Value Fund's exposure to emerging markets issuers:

Emerging market exposure is limited to 25% of the Fund's total assets, determined at the time of purchase.

May 13, 2011

Investors Should Retain This Supplement For Future Reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	cik0000793769_SupplementTextBlock

          Harbor International & Global Funds

               Supplement to Prospectus dated March 1, 2011

Harbor Global Value Fund

The following replaces the information contained on page 7 of the current prospectus with respect to Harbor Global Value Fund's exposure to emerging markets issuers:

Emerging market exposure is limited to 25% of the Fund's total assets, determined at the time of purchase.

May 13, 2011

Investors Should Retain This Supplement For Future Reference

Harbor Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000793769_SupplementTextBlock

          Harbor International & Global Funds

               Supplement to Prospectus dated March 1, 2011

Harbor Global Value Fund

The following replaces the information contained on page 7 of the current prospectus with respect to Harbor Global Value Fund's exposure to emerging markets issuers:

Emerging market exposure is limited to 25% of the Fund's total assets, determined at the time of purchase.

May 13, 2011

Investors Should Retain This Supplement For Future Reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011